Financial instruments included in the statement of financial position and impact on income	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income	Financial instruments included in the statement of financial position and impact on income
Accounting policies

Accounting policies for financial instruments included in the statements of financial position and impact on income are described in Note 7, ‘‘Non-current financial assets’’, Note 8, ‘‘Trade receivables and other current assets’’, Note 9, ‘‘Cash and cash equivalents’’ and Note 12, ‘‘Financial liabilities.’’

Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	291	—	291	291
Trade receivables	101	—	101	101
Cash and cash equivalents	41,388	—	41,388	41,388
Total assets	41,780	—	41,780	41,780
Financial liabilities
Non-current financial liabilities	48,608	—	48,608	48,608
Current financial liabilities	4,560	—	4,560	4,560
Trade payables and other payables	9,621	—	9,621	9,621
Total liabilities	62,789	—	62,789	62,789
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	519	97	421	519
Trade receivables	—	—	—	—
Cash and cash equivalents	83,921	—	83,921	83,921
Total assets	84,440	97	84,343	84,440
Financial liabilities
Non-current financial liabilities	37,816	—	37,816	26,235
Current financial liabilities	8,204	—	8,204	8,204
Trade payables and other payables	6,482	—	6,482	6,482
Total liabilities	52,502	—	52,502	40,921
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Management of financial risks
The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes. It does not use derivative financial instruments.
The principal financial risks faced by the Company are liquidity, foreign currency exchange, interest rate and credit risks.

Liquidity risk
As of December 31, 2022, we had cash and cash equivalent of approximately €41.4 million. We have incurred operating losses since inception in 2005. Our current level of cash and cash equivalent alone is not sufficient to meet our projected financial obligations beyond the third quarter of 2023, raising substantial doubt regarding our ability to continue as a going concern. In order to meet our operating cash flow requirements, we plan to pursue additional possible liquidity through the equity line (PACEO) signed with Kepler Cheuvreux, new business development partnerships, collaborative or strategic alliances, additional financing through public or private offerings of capital or debt securities, and through the implementation of cash preservation activities to reduce or defer discretionary spending.
There are no assurances that our efforts to meet our operating cash flow requirements will be successful. If our current cash and cash equivalent as well as our plans to meet our operating cash flow requirements are not sufficient to fund necessary expenditures and meet our obligations as they come due, our liquidity, financial condition, and business prospects will be materially affected.
As part of the Amendment Agreement signed with the EIB, the Company is required to maintain a minimum cash and cash equivalent balance equal to the outstanding principal owed to EIB amounting to €25.3 million as of December 31, 2022. Failure to comply with this covenant will result in the immediate repayment of all or part of the loan outstanding (as requested by the bank), together with accrued interest, prepayment fees and all other accrued or outstanding amounts. However, Nanobiotix has obtained a 15M€ temporary waiver, until July 31, 2023, and has reached an agreement in principle with EIB to automatically extended it until January 31, 2024 should (a) a business development partnership, collaborative or strategic alliance have become effective before July 31, 2023 and (b) the contractual documentation is signed within fifteen days following the date of this form 20-F. Failing this extension period, and except if it has obtained appropriate funding prior, the Company is expected to be in breach of this temporary waiver as of July 31, 2023.
All other covenants included in the 2018 finance contract remain unchanged.
Foreign Currency Exchange Risk
The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is derived almost entirely from intragroup transactions between Nanobiotix S.A. and its U.S. subsidiaries, for which the functional currency is the U.S. dollar, as well as trade relations with customers and suppliers outside the euro zone.
At this stage of its development, the Company does not use hedging to protect its business against exchange rate fluctuations. However, a significant increase in its business activity outside the euro zone could lead to a greater exposure to foreign currency exchange risk. If this occurs, the Company may implement a suitable hedging policy for these risks.
The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of loans to the Company’s U.S. subsidiaries as of December 31, 2022 and December 31, 2021.

	For the year ended December 31, 2022
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	48	(48)	(45)	45
Total	48	(48)	(45)	45

	For the year ended December 31, 2021
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	45	(45)	87	(87)
Total	45	(45)	87	(87)

Credit risk
Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.
The credit risk related to cash and cash equivalents and to current financial instruments is not material given the quality of the relevant financial institutions. Customer credit risk is limited, due in part to low trade receivables as of December 31, 2022 and in part to its customers’ high credit rating for other receivables.

Interest rate risk
The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of money market mutual funds (SICAVs). Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.
As of December 31, 2022 loans issued by the Company are exclusively fixed rate loans and thus our exposure to interest rate and market risk is deemed low.
Variable interests on the EIB loan are royalty-based and are not subject to market rate risks.

Fair value
As of December 31, 2022, the carrying value of receivables and current liabilities is assumed to approximate their fair value.